Class A common share purchase warrants (Tables)	6 Months Ended
Jun. 30, 2026
Class Common Share Purchase Warrants
Schedule of number of class A common share purchase warrants outstanding

The following table details the number of Class A common share purchase warrants outstanding at each statement of financial position date:

				Number of				Number of
				Warrants				Warrants
				Outstanding				Outstanding
		Exercise		December				June
Grant Date	Expiry Date	Price	Granted	31, 2025	Issued	Expired	Exercised	30, 2026

2/20/2025	2/20/2027	$1.69	18,000	18,000	-	-	-	18,000
3/7/2025	3/7/2027	$1.68	11,872	11,872	-	-	-	11,872
9/29/2025	9/29/2027	$2.18	575,046	575,046	-	-	-	575,046

			604,918	604,918	-	-	-	604,918

Schedule of value of broker and non-broker class A common share purchase warrants outstanding

The following table details the value of the broker and non-broker Class A common share purchase warrants outstanding at each statement of financial position date.

	Non-Broker		Broker		Total
	Number of		Number of		Number of
	Warrants	Value	Warrants	Value	Warrants	Value

Balance at December 31, 2025 and June 30, 2026	-	$-	604,918	$598	604,918	$598